Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 07, 2017
Registrant Name	CRM Mutual Fund Trust
Central Index Key	0001322252
Amendment Flag	false
Document Creation Date	Jun. 07, 2017
Document Effective Date	Jun. 07, 2017
Prospectus Date	Oct. 28, 2016
CRM LARGE CAP OPPORTUNITY FUND | INSTITUTIONAL
Prospectus:
Trading Symbol	CRIGX
CRM LARGE CAP OPPORTUNITY FUND | INVESTOR
Prospectus:
Trading Symbol	CRMGX